Financial Assets Measured at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income

December 31, 2018
RMB
China Pacific Insurance (Group) Co.,Ltd.	139
Chengdu Huaqi Houpu Holding Co.,Ltd.	114
Other items	485

738